DERIVATIVE INSTRUMENTS - Additional information (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DERIVATIVE INSTRUMENTS
Net Deferred Gain Loss Associated With Cash Flow Hedges Recorded In Other Comprehensive Income	$ 1,319	$ 244
Derivatives Contracts Outstanding	10,500	$ 0
Derivative, Forward Contracts Outstanding	$ 3,500